Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues, net	$ 571,568	$ 928,530	$ 1,086,951	$ 1,559,351	$ 3,257,950	$ 3,157,532
Cost of Revenues	430,599	743,496	868,023	1,249,378	2,104,203	2,142,162
Gross Profit	140,969	185,034	218,928	309,973	1,153,747	1,015,370
Operating Expenses:
Selling, general and administrative expenses	2,984,395	2,090,199	5,562,500	4,553,137	11,086,616	6,877,283
Total Operating Expenses	2,984,395	2,090,199	5,562,500	4,553,137	11,086,616	6,877,283
Loss from Operations	(2,843,426)	(1,905,165)	(5,343,572)	(4,243,164)	(9,932,869)	(5,861,913)
Other Income (Expense):
Interest expense	(98,470)	(13,361)	(177,336)	(23,490)	(251,394)	(227,094)
Interest income	12	42	36	93	164	274
Loss on extinguishment of debt					(322,000)	0
Total Other Income (Expense)	(98,458)	(13,319)	(177,300)	(23,397)	(573,230)	(226,820)
Net Loss	(2,941,884)	(1,918,484)	(5,520,872)	(4,266,561)	(10,506,099)	(6,088,733)
Other Comprehensive Income (Loss)	(6,091)	4,832	(6,091)	(1,158)	(3,504)	1,268
Net Comprehensive Loss	$ (2,947,975)	$ (1,913,652)	$ (5,526,963)	$ (4,267,719)	$ (10,509,603)	$ (6,087,465)
Net Loss Per Common Share:
Basic and Diluted	$ (0.04)	$ (0.03)	$ (0.08)	$ (0.08)	$ (0.17)	$ (0.14)
Weighted Average Common Shares Outstanding:
Basic and diluted	72,695,216	60,601,623	68,832,778	56,029,260	61,664,457	42,438,849